Commitments and Contingent Liabilities	6 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
17.	COMMITMENTS AND CONTINGENT LIABILITIES
Legal Proceedings
Any material legal proceedings have been provided for as at December 31, 2022 and June 30, 2022. Legal proceedings were related to product matters and have since been settled within the amounts provided for. Any differences are immaterial.
Contingent liabilities
The Group did not have any contingent liabilities as of December 31, 2022, or June 30, 2022.
Contractual Commitments
The Group did not have any commitments as of December 31, 2022, or June 30, 2022.